Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 10, 2022
Entity Registrant Name	MAINSTAY FUNDS
Entity Central Index Key	0000787441
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 10, 2022
Document Effective Date	Jun. 10, 2022
Prospectus Date	Feb. 28, 2022
MainStay MacKay Tax Free Bond Fund | Class A
Prospectus:
Trading Symbol	MTBAX
MainStay MacKay Tax Free Bond Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MKINX
MainStay MacKay Tax Free Bond Fund | Class C
Prospectus:
Trading Symbol	MTFCX
MainStay MacKay Tax Free Bond Fund | Class C2
Prospectus:
Trading Symbol	MTSPX
MainStay MacKay Tax Free Bond Fund | Class I
Prospectus:
Trading Symbol	MTBIX
MainStay MacKay Tax Free Bond Fund | Class R6
Prospectus:
Trading Symbol	MTBDX
MainStay MacKay Tax Free Bond Fund | Class B
Prospectus:
Trading Symbol	MKTBX
MainStay MacKay U.S. Infrastructure Bond Fund | Class A
Prospectus:
Trading Symbol	MGVAX
MainStay MacKay U.S. Infrastructure Bond Fund | Class B
Prospectus:
Trading Symbol	MCSGX
MainStay MacKay U.S. Infrastructure Bond Fund | Class C
Prospectus:
Trading Symbol	MGVCX
MainStay MacKay U.S. Infrastructure Bond Fund | Class I
Prospectus:
Trading Symbol	MGOIX
MainStay MacKay U.S. Infrastructure Bond Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MGVNX
MainStay MacKay U.S. Infrastructure Bond Fund | Class R6
Prospectus:
Trading Symbol	MGVDX